SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual	$ 57,338	$ 0	$ 57,338	$ 0
Product Warranty Expense	$ 15,190		$ 25,427	$ 0
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		50.00%		50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		20.00%		20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		20.00%		20.00%